INVESTMENTS - Schedule of Long-term Investments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Carrying amount of equity investments without readily determinable fair value	$ 3,350,000	$ 5,058,000
Carrying amount of equity method investments	823,000	2,991,000
Carrying amount of long-term investments	$ 4,173,000	$ 8,049,000